As filed with the Securities and Exchange Commission on November 29, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09699

American Eagle Funds, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

American Eagle Capital Appreciation Fund
Schedule of Investments (unaudited)	September 30, 2004

COMMON STOCKS
	Number			Market
Industry Description and Issue	of Shares	Cost		Value (a)
BIOTECHNOLOGY (9.9%)
Amgen Inc. (b)	2,800	$158,308		$158,704
EntreMed, Inc. (b)	34,000	132,472		58,820
Geron Corporation (b)	4,800	75,527		28,752
NPS Pharmaceuticals, Inc. (b)	5,100	151,550		111,078
Telik, Inc. (b)	1,400	28,000		31,220
		545,857		388,574

CABLE (9.9%)
Charter Communications, Inc. - Class A (b)	49,500	147,490		131,670
Comcast Corporation - Class A (b)	6,800	166,823		189,856
Mediacom Communications Corporation - Class A (b)	9,800	64,701		63,994
		379,014		385,520

COMPUTER HARDWARE (2.3%)
SanDisk Corporation (b)	3,100	80,846		90,272
		80,846		90,272

COMPUTER SERVICES/SOFTWARE (6.2%)
Immersion Corporation (b)(d)	31,200	201,786		166,296
Microsoft Corporation	2,700	73,634		74,655
		275,420		240,951

DISCOUNT (9.6%)
Costco Wholesale Corporation	2,700	109,311		112,212
Kmart Holding Corporation	300	24,659		26,241
Target Corporation	2,100	88,923		95,025
Wal-Mart Stores, Inc.	2,700	141,981		143,640
		364,874		377,118

INTERNET SERVICES (3.9%)
iPass Inc. (b)	11,800	155,710		70,682
Shanda Interactive Entertainment Ltd ADR (e)	3,400	72,714		81,600
		228,424		152,282

MEDICAL DEVICES (10.5%)
Align Technology, Inc. (b)	6,600	97,668		100,848
Boston Scientific Corporation (b)	4,700	180,616		186,731
C. R. Bard, Inc.	800	43,171		45,304
Varian Medical Systems, Inc.	2,300	76,639		79,511
		398,094		412,394

MISCELLANEOUS (2.3%)
iShares MSCI Japan Index Fund	4,200	41,688		40,740
Youbet.com, Inc. (b)	18,000	53,532		49,680
		95,220		90,420

NATIONAL RADIO (25.5%)
Sirius Satellite Radio Inc.	41,100	120,315		131,520
XM Satellite Radio Holdings Inc. - Class A (b)	28,000	148,949		868,560
		269,264		1,000,080

PHARMACEUTICALS (6.0%)
The Medicines Company (b)	1,200	26,172		28,968
Sepracor Inc. (b)	4,200	194,280		204,876
		220,452		233,844

SATELLITE TELEVISION (4.0%)
The DIRECTV Group, Inc. (b)	3,500	85,485		61,565
EchoStar Communications Corporation - Class A (b)	3,100	92,115		96,472
		177,600		158,037

SEMICONDUCTORS (4.5%)
Intel Corporation	7,500	172,123		150,450
Silicon Laboratories Inc. (b)	800	43,223		26,472
		215,346		176,922

SPECIALTY (3.1%)
Amazon.com, Inc.	3,000	127,803		122,580
		127,803		122,580

TELECOMMUNICATIONS INFRASTRUCTURE (1.8%)
Cisco Systems, Inc.	3,900	81,688		70,590
		81,688		70,590

WIRELESS (0.7%)
Linktone Ltd. ADR (b)(e)	3,400	35,795		28,050
		35,795		28,050
Total Common Stocks (100.2%)		3,495,697		3,927,634

Total investments in securities (100.2%)		$3,495,697	(c)	$3,927,634
Liabilities less other assets (-0.2%)				(8,377)

Net Assets (100.0%)				$3,919,257

American Eagle Capital Appreciation Fund
Schedule of Investments (unaudited) (concluded)	September 30, 2004

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2004, was
$3,495,697. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

Gross unrealized appreciation	$869,063
Gross unrealized depreciation	(437,126)
Net unrealized appreciation	$431,937

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
American Eagle Capital Appreciation Fund, as defined in the Investment
Company Act of 1940, at or during the period ended September 30, 2004.
The activity for investments in Common Stocks of Affiliates
is as follows:

	Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
Immersion Corporation	$201,786	$-	$-	$201,786	$166,296	$-	$-
Total	$201,786	$-	$-	$201,786	$166,296	$-	$-

(e)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

American Eagle Twenty Fund
Schedule of Investments (unaudited)	September 30, 2004

COMMON STOCKS
	Number			Market
Industry Description and Issue	of Shares	Cost		Value (a)
BIOTECHNOLOGY (7.2%)
Amgen Inc. (b)	1,900	$104,662		$107,692
ImClone Systems Incorporated (b)	1,600	93,192		84,560
		197,854		192,252

CABLE (10.2%)
Charter Communications, Inc. - Class A (b)	38,100	152,797		101,346
Comcast Corporation - Class A (b)	6,200	151,274		173,104
		304,071		274,450

CELLULAR SERVICES (7.9%)
Nextel Communications, Inc. - Class A (b)	3,400	80,244		81,056
Nextel Partners, Inc. - Class A (b)	7,800	109,668		129,324
		189,912		210,380

COMPUTER HARDWARE (5.6%)
SanDisk Corporation (b)	5,100	128,050		148,512
		128,050		148,512

COMPUTER SERVICES/SOFTWARE (4.2%)
Immersion Corporation (b)(d)	21,000	116,903		111,930
		116,903		111,930

DISCOUNT (6.1%)
Costco Wholesale Corporation	1,900	77,576		78,964
Kmart Holding Corporation	200	16,439		17,494
Target Corporation	1,500	63,325		67,875
		157,340		164,333

MEDICAL DEVICES (15.8%)
Align Technology Inc	6,000	90,731		91,680
Boston Scientific Corporation (b)	3,600	121,494		143,028
Varian Medical Systems, Inc.	3,200	106,445		110,624
Zimmer Holdings, Inc. (b)	1,000	72,745		79,040
		391,415		424,372

MISCELLANEOUS (1.0%)
iShares MSCI Japan Index Fund	2,800	27,792		27,160
		27,792		27,160

NATIONAL RADIO (26.6%)
XM Satellite Radio Holdings Inc. - Class A (b)	23,000	122,500		713,460
		122,500		713,460

PHARMACEUTICALS (5.1%)
Sepracor Inc. (b)	2,100	99,092		102,438
Wyeth	900	31,794		33,660
		130,886		136,098

SATELLITE TELEVISION (2.4%)
EchoStar Communications Corporation - Class A (b)	2,100	62,273		65,352
		62,273		65,352

SEMICONDUCTORS (3.8%)
Intel Corporation	5,100	118,658		102,306
		118,658		102,306

SPECIALTY (3.1%)
Amazon.com, Inc.	2,000	85,202		81,720
		85,202		81,720
Total Common Stocks (99.0%)		2,032,856		2,652,325

Total investments in securities (99.0%)		$2,032,856	(c)	$2,652,325
Other assets less liabilities (1.0%)				25,633

Net Assets (100.0%)				$2,677,958

American Eagle Twenty Fund
Schedule of Investments (unaudited) (concluded)	September 30, 2004

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2004, was
$2,032,856. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

Gross unrealized appreciation	$ 718,661
Gross unrealized depreciation	(99,192)
Net unrealized appreciation	$ 619,469

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
American Eagle Twenty Fund, as defined in the Investment
Company Act of 1940, at or during the period ended September 30, 2004.
The activity for investments in Common Stocks of Affiliates
is as follows:

	Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
Immersion Corporation	$-	$116,903	$-	$116,903	$111,930		$ $ -
Total	$-	$116,903	$-	$116,903	$111,930	$-	$-

American Eagle Large Cap Grpwth Fund
Schedule of Investments (unaudited)	September 30, 2004

COMMON STOCKS
	Number		Market
Industry Description and Issue	of Shares	Cost	Value (a)
BIOTECHNOLOGY (9.7%)
Amgen Inc. (b)	2,200	$124,656	$124,696
Cephalon, Inc. (b)	200	11,235	9,580
Gilead Sciences, Inc.	800	27,701	29,904
ImClone Systems Incorporated (b)	1,600	89,941	84,560
		253,533	248,740

CABLE (10.6%)
Charter Communications, Inc. - Class A (b)	50,000	110,959	133,000
Comcast Corporation - Class A (b)	5,000	122,374	139,600
		233,333	272,600

CELLULAR SERVICES (8.1%)
Nextel Communications, Inc. - Class A (b)	3,800	90,238	90,592
Nextel Partners, Inc. - Class A (b)	7,100	97,947	117,718
		188,185	208,310

COMPUTER HARDWARE (3.4%)
SanDisk Corporation (b)	3,000	76,149	87,360
		76,149	87,360

COMPUTER SERVICES/SOFTWARE (2.2%)
Microsoft Corporation	2,000	54,544	55,300
		54,544	55,300

DISCOUNT (10.6%)
Costco Wholesale Corporation	2,100	85,448	87,276
The Home Depot, Inc.	400	12,729	15,680
Kmart Holding Corporation	200	16,440	17,494
Lowe's Companies, Inc.	400	14,843	21,740
Target Corporation	900	37,347	40,725
Wal-Mart Stores, Inc.	1,700	89,571	90,440
		256,378	273,355

MEDICAL DEVICES (17.5%)
Boston Scientific Corporation (b)	3,700	138,152	147,001
C. R. Bard, Inc.	600	32,379	33,978
Medtronic, Inc.	2,300	109,749	119,370
Varian Medical Systems, Inc.	1,800	59,839	62,226
Zimmer Holdings, Inc. (b)	1,100	79,910	86,944
		420,029	449,519

MISCELLANEOUS (1.2%)
iShares MSCI Japan Index Fund	3,200	31,762	31,040
		31,762	31,040

NATIONAL RADIO (8.4%)
XM Satellite Radio Holdings Inc. - Class A (b)	7,000	160,862	217,140
		160,862	217,140

PHARMACEUTICALS (13.2%)
Allergan, Inc.	800	62,020	58,040
Sepracor Inc. (b)	3,700	156,731	180,486
Wyeth	2,700	97,177	100,980
		315,928	339,506

SATELLITE TELEVISION (2.9%)
EchoStar Communications Corporation - Class A (b)	2,400	71,559	74,688
		71,559	74,688

SEMICONDUCTORS (4.5%)
Intel Corporation	5,800	133,736	116,348
		133,736	116,348

SPECIALTY (5.1%)
Amazon.com, Inc.	2,400	102,238	98,064
Coach, Inc. (b)	800	33,696	33,936
		135,934	132,000

TELECOMMUNICATIONS INFRASTRUCTURE (1.1%)
Cisco Systems, Inc.	1,500	31,328	27,150
		31,328	27,150

WIRELESS (6.2%)
Research In Motion Limited (d)(e)	2,100	140,639	160,314
		140,639	160,314
Total Common Stocks (104.7%)		2,503,899	2,693,370

American Eagle Large Cap Growth Fund
Schedule of Investments (unaudited) (concluded)	September 30, 2004

Total investments in securities (104.7%)	$2,503,899	(c)	$2,693,370
Liabilities less other assets (-4.7%)			(121,540)

Net Assets (100.0%)			$2,571,830

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at September 30, 2004, was
$2,503,899. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

Gross unrealized appreciation	$257,400
Gross unrealized depreciation	(67,929)
Net unrealized appreciation	$189,471

(d)	Schedule of Options Written:

Contracts (100 shares per contract)	Market Value
Call Options
Research In Motion Limited
8 Expiration December 2004, Exercise Price $70.00	$8,240
Research In Motion Limited
4 Expiration December 2004, Exercise Price $80.00	2,200
12 Total Call Options Written (Premiums received $7,816 )	$10,440

(e)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Eagle Funds, Inc.

By (Signature and Title) /s/ James R. Jundt
                                                 James R. Jundt, Chairman of the Board

Date    11/23/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Marcus E. Jundt
                                                    Marcus E. Jundt, President

Date   11/23/04

By (Signature and Title)   /s/ Gerald M. Fitterer
                                                   Gerald M. Fitterer, Treasurer

Date   11/23/04